VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.8%
Aerospace & Defense—5.6%
AAR Corp.(1)	8,521	$933
Ducommun, Inc.(1)	3,000	366
Leonardo DRS, Inc.	13,763	613
Moog, Inc. Class A	4,946	1,447
TAT Technologies Ltd.(1)	5,210	212
V2X, Inc.(1)	15,332	1,050
Woodward, Inc.	3,778	1,352
		5,973

Air Freight & Logistics—0.2%
Expeditors International of Washington, Inc.	1,360	195
Automobiles—0.7%
Winnebago Industries, Inc.	25,405	787
Banks—5.6%
Bank of N.T. Butterfield & Son Ltd. (The)	15,196	798
Byline Bancorp, Inc.	10,179	321
Capitol Federal Financial, Inc.	29,549	211
Central Pacific Financial Corp.	7,462	239
Cullen/Frost Bankers, Inc.	5,000	685
Customers Bancorp, Inc.(1)	3,000	208
First Bancorp	9,750	549
First BanCorp	21,858	467
First Financial Corp.	11,206	708
Hancock Whitney Corp.	13,157	837
Hanmi Financial Corp.	9,000	237
SmartFinancial, Inc.	4,163	163
Unity Bancorp, Inc.	3,539	183
Valley National Bancorp	30,200	371
		5,977

Beverages—0.3%
Celsius Holdings, Inc.(1)	2,540	90
Coca-Cola Consolidated, Inc.	1,030	198
		288

Biotechnology—9.3%
ACADIA Pharmaceuticals, Inc.(1)	39,867	887
ADMA Biologics, Inc.(1)	14,016	126
Akebia Therapeutics, Inc.(1)	308,000	428
Alkermes plc(1)	40,807	1,443
Arrowhead Pharmaceuticals, Inc.(1)	6,652	417
CareDx, Inc.(1)	36,265	630
Catalyst Pharmaceuticals, Inc.(1)	14,572	361
Day One Biopharmaceuticals, Inc.(1)	11,200	240
Emergent BioSolutions, Inc.(1)	19,500	162
Exelixis, Inc.(1)	13,000	558
Genmab A/S Sponsored ADR(1)	27,495	738
Halozyme Therapeutics, Inc.(1)	2,056	133
Ironwood Pharmaceuticals, Inc. Class A(1)	58,000	204
	Shares	Value

Biotechnology—continued
Mirum Pharmaceuticals, Inc.(1)	4,000	$369
Myriad Genetics, Inc.(1)	20,000	90
Natera, Inc.(1)	2,678	536
Neurocrine Biosciences, Inc.(1)	1,934	255
Puma Biotechnology, Inc.(1)	22,170	142
Roivant Sciences Ltd.(1)	15,850	439
Sarepta Therapeutics, Inc.(1)	19,400	422
Vaxcyte, Inc.(1)	3,500	203
Veracyte, Inc.(1)	31,958	1,029
Vericel Corp.(1)	3,899	125
		9,937

Broadline Retail—0.2%
Kohl’s Corp.	16,961	219
Capital Markets—0.8%
AllianceBernstein Holding LP	16,813	629
Cboe Global Markets, Inc.	950	267
		896

Commercial Services & Supplies—1.8%
Deluxe Corp.	11,900	328
Interface, Inc. Class A	40,103	999
Montrose Environmental Group, Inc.(1)	26,474	580
		1,907

Communications Equipment—0.5%
ADTRAN Holdings, Inc.(1)	23,722	299
Digi International, Inc.(1)	3,801	183
		482

Construction & Engineering—5.4%
AECOM	2,449	208
Comfort Systems USA, Inc.	1,405	1,937
EMCOR Group, Inc.	1,155	853
Everus Construction Group, Inc.(1)	8,500	1,004
MasTec, Inc.(1)	2,220	714
Primoris Services Corp.	7,252	1,037
		5,753

Consumer Finance—1.8%
Encore Capital Group, Inc.(1)	26,667	1,870
Consumer Staples Distribution & Retail—0.9%
Casey’s General Stores, Inc.	982	715
Weis Markets, Inc.	4,022	275
		990

Containers & Packaging—0.3%
Ardagh Metal Packaging S.A.	39,036	158
Silgan Holdings, Inc.	3,190	124
		282

	Shares	Value

Diversified Consumer Services—2.8%
Bright Horizons Family Solutions, Inc.(1)	2,413	$198
Covista, Inc.(1)	6,477	747
Frontdoor, Inc.(1)	10,003	529
Grand Canyon Education, Inc.(1)	3,396	577
Perdoceo Education Corp.	18,948	705
Strategic Education, Inc.	2,196	182
		2,938

Diversified Telecommunication Services—0.3%
Anterix, Inc.(1)	3,500	134
IDT Corp. Class B	3,240	159
		293

Electric Utilities—3.6%
Alliant Energy Corp.	9,114	654
Evergy, Inc.	8,525	698
Genie Energy Ltd. Class B	8,316	118
IDACORP, Inc.	5,005	715
OGE Energy Corp.	12,766	612
Otter Tail Corp.	6,854	602
Pinnacle West Capital Corp.	4,145	418
		3,817

Electrical Equipment—6.0%
American Superconductor Corp.(1)	24,035	814
Array Technologies, Inc.(1)	25,190	182
Bloom Energy Corp. Class A(1)	6,710	909
Nextpower, Inc. Class A(1)	19,719	2,377
nVent Electric plc	6,104	722
Powell Industries, Inc.	2,529	1,368
		6,372

Electronic Equipment, Instruments & Components—3.3%
Coherent Corp.(1)	2,381	567
Daktronics, Inc.(1)	18,382	359
Fabrinet(1)	1,898	990
Kimball Electronics, Inc.(1)	5,340	127
Knowles Corp.(1)	12,428	319
Methode Electronics, Inc.	40,000	221
OSI Systems, Inc.(1)	763	203
Rogers Corp.(1)	1,573	169
Sanmina Corp.(1)	4,230	548
		3,503

Energy Equipment & Services—1.0%
Enerflex Ltd.	24,617	515
Flowco Holdings, Inc. Class A	24,700	509
		1,024

Entertainment—1.1%
Madison Square Garden Sports Corp.(1)	2,216	712
Playtika Holding Corp.	68,200	190
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Entertainment—continued
Roku, Inc. Class A (1)	2,425	$229
		1,131

Financial Services—2.1%
Banco Latinoamericano de Comercio Exterior S.A. Class E	2,887	148
MGIC Investment Corp.	26,337	691
NMI Holdings, Inc. Class A(1)	35,064	1,315
Radian Group, Inc.	3,935	130
		2,284

Food Products—2.2%
Cal-Maine Foods, Inc.	2,657	210
Ingredion, Inc.	1,240	140
J & J Snack Foods Corp.	1,245	99
John B Sanfilippo & Son, Inc.	649	51
Mama’s Creations, Inc.(1)	16,453	252
Marzetti Co. (The)	1,538	213
Mission Produce, Inc.(1)	7,903	109
Pilgrim’s Pride Corp.	7,130	269
Post Holdings, Inc.(1)	3,508	347
Tootsie Roll Industries, Inc.	14,555	622
		2,312

Health Care REITs—0.1%
Omega Healthcare Investors, Inc.	2,971	130
Healthcare Equipment & Supplies—1.2%
Avanos Medical, Inc.(1)	18,830	264
Envista Holdings Corp.(1)	7,572	192
iRadimed Corp.	1,650	159
IRhythm Holdings, Inc.(1)	1,667	197
Merit Medical Systems, Inc.(1)	5,913	407
Tandem Diabetes Care, Inc.(1)	4,400	84
		1,303

Healthcare Providers & Services—2.6%
Alignment Healthcare, Inc.(1)	41,412	730
Centene Corp.(1)	3,750	123
Chemed Corp.	895	338
Encompass Health Corp.	3,901	377
Guardant Health, Inc.(1)	2,050	189
LifeStance Health Group, Inc.(1)	97,187	619
Strata Critical Medical, Inc.(1)	22,136	93
Tenet Healthcare Corp.(1)	1,354	255
		2,724

Healthcare Technology—0.2%
HealthStream, Inc.	5,015	104
Waystar Holding Corp.(1)	5,058	122
		226

Hotels, Restaurants & Leisure—1.0%
Brinker International, Inc.(1)	6,542	934
	Shares	Value

Hotels, Restaurants & Leisure—continued
Sportradar Group AG Class A(1)	7,200	$121
		1,055

Household Products—0.5%
Oil-Dri Corp. of America	2,700	176
WD-40 Co.	1,631	332
		508

Independent Power and Renewable Electricity Producers—0.2%
Ormat Technologies, Inc.	2,283	255
Insurance—2.5%
Donegal Group, Inc. Class A	7,437	128
Employers Holdings, Inc.	5,988	246
Globe Life, Inc.	10,126	1,409
RLI Corp.	7,466	426
Safety Insurance Group, Inc.	2,768	201
United Fire Group, Inc.	6,050	224
		2,634

Interactive Media & Services—0.4%
EverQuote, Inc. Class A(1)	22,063	340
Nextdoor Holdings, Inc.(1)	62,600	88
		428

IT Services—0.4%
Fastly, Inc. Class A(1)	12,930	376
Leisure Products—0.5%
BRP, Inc.	1,879	135
Hasbro, Inc.	4,000	374
		509

Machinery—1.4%
Columbus McKinnon Corp.	10,450	152
Douglas Dynamics, Inc.	15,250	642
Kennametal, Inc.	18,900	683
		1,477

Marine Transportation—0.3%
Global Ship Lease, Inc. Class A	8,600	320
Media—0.6%
New York Times Co. (The) Class A	8,260	692
Metals & Mining—5.8%
Alcoa Corp.	2,930	194
Alpha Metallurgical Resources, Inc.(1)	1,938	398
Caledonia Mining Corp. plc	7,400	167
Centerra Gold, Inc.	79,046	1,406
Commercial Metals Co.	10,410	639
Constellium SE Class A(1)	26,000	639
Contango Silver & Gold, Inc.(1)	11,300	212
Fortuna Mining Corp.(1)	28,134	279
	Shares	Value

Metals & Mining—continued
Integra Resources Corp.(1)	45,600	$125
Nexa Resources S.A.	12,134	129
OR Royalties, Inc.	7,720	294
SSR Mining, Inc.(1)	27,842	819
Warrior Met Coal, Inc.	3,172	295
Worthington Steel, Inc.	18,542	563
		6,159

Mortgage Real Estate Investment Trusts (REITs)—1.0%
ARMOUR Residential REIT, Inc.	32,000	534
Orchid Island Capital, Inc.	79,400	558
		1,092

Multi-Utilities—0.7%
NiSource, Inc.	10,742	501
Unitil Corp.	4,177	218
		719

Oil, Gas & Consumable Fuels—2.6%
Crescent Energy Co. Class A	97,523	1,317
Expand Energy Corp.	2,350	258
Granite Ridge Resources, Inc.	25,000	147
Green Plains, Inc.(1)	10,000	164
Infinity Natural Resources, Inc. Class A(1)	9,560	168
Northern Oil and Gas, Inc.	20,000	585
Teekay Corp., Ltd.	10,334	126
		2,765

Pharmaceuticals—5.1%
Amneal Pharmaceuticals, Inc.(1)	35,921	446
ANI Pharmaceuticals, Inc.(1)	12,069	928
Avadel Pharmaceuticals plc(1)(2)	16,385	13
Harmony Biosciences Holdings, Inc.(1)	12,524	351
Indivior Pharmaceuticals, Inc.(1)	4,500	137
Innoviva, Inc.(1)	26,946	628
Pacira BioSciences, Inc.(1)	6,765	153
Phibro Animal Health Corp. Class A	36,677	2,028
Prestige Consumer Healthcare, Inc.(1)	10,324	612
Theravance Biopharma, Inc.(1)	6,830	111
		5,407

Professional Services—1.1%
IBEX Holdings Ltd.(1)	17,210	462
Kforce, Inc.	10,300	301
TriNet Group, Inc.	10,894	397
		1,160

Retail REITs—0.7%
Agree Realty Corp.	7,815	589
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Retail REITs—continued
Tanger, Inc.	4,650	$158
		747

Semiconductors & Semiconductor Equipment—5.4%
ACM Research, Inc. Class A(1)	2,183	86
Ambarella, Inc.(1)	14,966	770
Amtech Systems, Inc.(1)	11,200	131
Axcelis Technologies, Inc.(1)	1,670	156
Cirrus Logic, Inc.(1)	8,600	1,244
Credo Technology Group Holding Ltd.(1)	5,111	480
Impinj, Inc.(1)	900	92
Penguin Solutions, Inc.(1)	40,414	711
Tower Semiconductor Ltd.(1)	11,929	2,093
		5,763

Software—5.2%
Appfolio, Inc. Class A(1)	740	117
Braze, Inc. Class A(1)	7,613	180
Clear Secure, Inc. Class A	11,150	540
Cognyte Software Ltd.(1)	16,198	131
Commvault Systems, Inc.(1)	5,902	460
Digital Turbine, Inc.(1)	29,100	84
Docusign, Inc. Class A(1)	13,593	644
Dropbox, Inc. Class A(1)	29,056	660
D-Wave Quantum, Inc.(1)	3,400	49
Guidewire Software, Inc.(1)	1,000	149
HubSpot, Inc.(1)	1,100	268
Intapp, Inc.(1)	6,812	175
Manhattan Associates, Inc.(1)	1,848	246
Ooma, Inc.(1)	8,952	130
Pegasystems, Inc.	7,180	306
Progress Software Corp.(1)	14,800	380
Q2 Holdings, Inc.(1)	3,069	145
RADCOM Ltd.(1)	15,356	187
Zeta Global Holdings Corp. Class A(1)	25,304	403
Zoom Video Communications, Inc. Class A(1)	2,970	239
		5,493

Specialized REITs—0.3%
Outfront Media, Inc.	11,700	310
Specialty Retail—2.1%
Abercrombie & Fitch Co. Class A(1)	4,200	384
Boot Barn Holdings, Inc.(1)	750	110
	Shares	Value

Specialty Retail—continued
Genesco, Inc.(1)	19,284	$559
Lands’ End, Inc.(1)	51,288	576
Urban Outfitters, Inc.(1)	2,295	145
Victoria’s Secret & Co.(1)	10,460	485
		2,259

Technology Hardware, Storage & Peripherals—0.2%
IonQ, Inc.(1)	6,229	180
Textiles, Apparel & Luxury Goods—0.3%
Deckers Outdoor Corp.(1)	1,415	141
Gildan Activewear, Inc.	3,679	205
		346

Tobacco—0.3%
Turning Point Brands, Inc.	1,327	115
Universal Corp.	4,570	241
		356

Water Utilities—0.3%
American States Water Co.	4,803	363
Total Common Stocks (Identified Cost $80,523)		104,986

Master Limited Partnerships and Related Companies—0.3%
Downstream/Other—0.3%
Sunoco LP	4,380	285
Total Master Limited Partnerships and Related Companies (Identified Cost $55)		285

Total Long-Term Investments—99.1% (Identified Cost $80,578)		105,271

TOTAL INVESTMENTS—99.1% (Identified Cost $80,578)		$105,271
Other assets and liabilities, net—0.9%		972
NET ASSETS—100.0%		$106,243

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Country Weightings†
United States	86%
Canada	4
Israel	3
Ireland	2
Bermuda	2
Cayman Islands	1
Denmark	1
Other	1
Total	100%
† % of total investments as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$104,986	$104,973	$13
Master Limited Partnerships and Related Companies	285	285	—
Total Investments	$105,271	$105,258	$13
There were no securities valued using significant observable inputs (Level 2) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.